As filed with the U.S. Securities and Exchange Commission on April 9, 2021

Registration Nos. 333-147508

811-06025

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

Registration Statement
Under
the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 16	X
Registration Statement
Under
the Investment Company Act of 1940	☐
Amendment No. 112	X

Metropolitan Life Separate Account UL

(Exact Name of Registrant)

Metropolitan Life Insurance Company

(Name of Depositor)

200 Park Avenue

New York, NY 10166

(Address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (212) 578-9500

Stephen Gauster, Esq.

Executive Vice President and General Counsel

Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166

(Name and Address of Agent for Service)

Copy to:

W. Thomas Conner, Esquire

Vedder Price P.C.

1401 I Street, N.W.

Suite 1100

Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Universal Life Insurance Policies.

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 15 (“Amendment No. 15”) to Registration Statement File No. 333-147508 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on December 17, 2020. Parts A, B and C were filed in Amendment No. 15 and are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, in the city of New York and the state of New York, on the 9th day of April, 2021.

Metropolitan Life Separate Account UL

By:	Metropolitan Life Insurance Company

By:	/s/ Howard Kurpit
Howard Kurpit
Senior Vice President

METROPOLITAN LIFE INSURANCE COMPANY

BY:	/s/ Howard Kurpit
Howard Kurpit
Senior Vice President

Signatures

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 9th day of April, 2021.

SIGNATURE	TITLE

*	Chairman of the Board and Director

R. Glenn Hubbard

*	President and Chief Executive Officer and Director

Michel A. Khalaf

*	Executive Vice President and Chief Financial Officer

John Dennis McCallion

*	Executive Vice President and Chief Accounting Officer

Tamara Schock

*	Director

Cheryl W.Grise

*	Director

Carlos M. Gutierrez

*	Director

Gerald L. Hassell

*	Director

David L Herzog

*	Director

Edward J. Kelly, III

*	Director

William E. Kennard

*	Director

Catherine R. Kinney

*	Director

Diana McKenzie

*	Director

Denise M. Morrison

*	Director

Mark A. Weinberger

By: /s/ ROBIN WAGNER

Robin Wagner

Attorney-in-fact

* Executed by Robin Wagner on behalf of those indicated pursuant to powers of attorney .